Voya Series Fund, Inc.
Voya Capital Allocation Fund, Voya Corporate Leaders 100 Fund, Voya Large Cap Growth Fund,
Voya Mid Cap Value Advantage Fund, and Voya Small Company Fund (each a “Fund” and collectively the “Funds”)
Supplement dated May 15, 2015
To the Funds’ current prospectuses
(each a “Prospectus” and collectively the “Prospectuses”)
At a meeting held on March 12, 2015, the Registrant’s Board of Directors approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
Each Fund’s Prospectus(es) are revised as follows:
1	The section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) is deleted and replaced with the following:
Voya Capital Allocation Fund
Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment
Class		A	B	C	I	O	W
Management Fees[3]	%	0.27	0.27	0.27	0.27	0.27	0.27
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.25	None
Other Expenses	%	0.25	0.25	0.25	0.15	0.25	0.25
Acquired Fund Fees and Expenses	%	0.77	0.77	0.77	0.77	0.77	0.77
Total Annual Fund Operating Expenses[4]	%	1.54	2.29	2.29	1.19	1.54	1.29
Waivers and Reimbursements[5]	%	(0.39)	(0.39)	(0.39)	(0.29)	(0.39)	(0.39)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.15	1.90	1.90	0.90	1.15	0.90
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	The portion of the management fee attributable to the advisory services is 0.17% and the portion of the management fee attributable to the administrative services is 0.10%.
4	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
5	The adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 1.90%, 0.90%, 1.15%, and 0.90% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.02% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Corporate Leaders 100 Fund
Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment
Class		A	B	C	I
Management Fees[2]	%	0.50	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None
Other Expenses	%	0.22	0.22	0.22	0.08
Total Annual Fund Operating Expenses	%	0.97	1.72	1.72	0.58
Waivers and Reimbursements[3]	%	(0.16)	(0.07)	(0.32)	(0.09)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.81	1.65	1.40	0.49

Class		O	R	W
Management Fees[2]	%	0.50	0.50	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.50	None
Other Expenses	%	0.22	0.22	0.22
Total Annual Fund Operating Expenses	%	0.97	1.22	0.72
Waivers and Reimbursements[3]	%	(0.07)	(0.07)	(0.16)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.90	1.15	0.56
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.40% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 0.90%, 1.65%, 1.45%, 0.65%, 0.90%, 1.15%, and 0.65% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through October 1, 2015. In addition, the adviser is contractually obligated to further limit expenses to 0.81%, 0.49% and 0.56% for Class A, Class I and Class W shares, respectively, through October 1, 2015. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.25% of the distribution fee for Class C shares through October 1, 2015. Termination or modification of these obligations requires approval by the Fund’s board.

Class	R6
Management Fees[1]	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[2]	0.07%
Total Annual Fund Operating Expenses	0.57%
Waivers and Reimbursements[3]	(0.09)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.48%
1	The portion of the management fee attributable to the advisory services is 0.40% and the portion of the management fee attributable to the administrative services is 0.10%.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	The adviser is contractually obligated to limit expenses to 0.65% through October 1, 2015. In addition, the adviser is contractually obligated to further limit expenses to 0.48% through October 1, 2015. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Large Cap Growth Fund
Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment
Class		A	C	I	R	W
Management Fees[2]	%	0.80	0.80	0.80	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.50	None
Other Expenses	%	0.18	0.18	0.14	0.18	0.18
Total Annual Fund Operating Expenses	%	1.23	1.98	0.94	1.48	0.98
Waivers and Reimbursements[3]	%	(0.08)	(0.08)	(0.09)	(0.08)	(0.08)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.15	1.90	0.85	1.40	0.90
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.70% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 1.40%, and 0.90% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through October 1, 2015. In addition, the adviser is contractually obligated to further limit expenses to 0.85% for Class I shares through October 1, 2015. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.

Class	R6
Management Fees[1]	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.94%
Waivers and Reimbursements[2]	(0.14)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.80%
1	The portion of the management fee attributable to the advisory services is 0.70% and the portion of the management fee attributable to the administrative services is 0.10%.
2	The adviser is contractually obligated to limit expenses to 0.80% through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Mid Cap Value Advantage Fund
Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment
Class		A	B	C	I
Management Fees[2]	%	0.55	0.55	0.55	0.55
Distribution and/or Services (12b-1) Fees	%	0.25	1.00	0.75	None
Other Expenses	%	0.21	0.21	0.21	0.12
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses[3]	%	1.02	1.77	1.52	0.68
Waivers and Reimbursements[4]	%	(0.02)	(0.02)	(0.02)	None
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.00	1.75	1.50	0.68

Class		O	R	W
Management Fees[2]	%	0.55	0.55	0.55
Distribution and/or Services(12b-1) Fees	%	0.25	0.50	None
Other Expenses	%	0.21	0.21	0.21
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01
Total Annual Fund Operating Expenses[3]	%	1.02	1.27	0.77
Waivers and Reimbursements[4]	%	(0.02)	(0.02)	(0.02)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.00	1.25	0.75
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.45% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.00%, 1.75%, 1.50%, 0.75%, 1.00%, 1.25%, and 0.75% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares respectively, through October 1, 2015. In addition, the adviser is contractually obligated to further limit expenses to 0.99%, 1.74%, 1.49%, 0.74%, 0.99%, 1.24%, and 0.74% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares respectively, though October 1, 2015. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Small Company Fund
Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment
Class		A	B	C	I	O	W
Management Fees[3]	%	0.92	0.92	0.92	0.92	0.92	0.92
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.25	None
Other Expenses	%	0.20	0.20	0.20	0.24	0.20	0.20
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses[4]	%	1.38	2.13	2.13	1.17	1.38	1.13
Waivers and Reimbursements[5]	%	(0.02)	(0.02)	(0.02)	(0.12)	(0.02)	(0.02)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.36	2.11	2.11	1.05	1.36	1.11
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	The portion of the management fee attributable to the advisory services is 0.82% and the portion of the management fee attributable to the administrative services is 0.10%.
4	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
5	The adviser is contractually obligated to limit expenses to 1.50%, 2.25%, 2.25%, 1.25%, 1.50%, and 1.25% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through October 1, 2015. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.35%, 2.10%, 2.10%, 1.04%, 1.35%, and 1.10% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through October 1, 2016. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The adviser is contractually obligated to waive 0.02% of the management fee through January 1, 2017. Termination or modification of these obligations requires approval by the Fund’s board.
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	R6
Management Fees[2]	0.92%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[3]	1.02%
Waivers and Reimbursements[4]	(0.02)%
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.00%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.82% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.04% through October 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.02% of the management fee through January 1, 2017. Termination or modification of these obligations requires approval by the Fund’s board.